Annual Operating Expenses - FidelitySAIInternationalSMACompletionFund-PRO - FidelitySAIInternationalSMACompletionFund-PRO - Fidelity SAI International SMA Completion Fund - Fidelity SAI International SMA Completion Fund
Dec. 30, 2022
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none